SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING VARIABLE TRUST
For the Allspring VT Index Asset Allocation Fund (the “Fund”)

Effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM will no longer serve as a portfolio manager of the Fund. After that date, all references to Travis L. Keshemberg, CFA, CIPM, FRM in the Fund’s prospectus and statement of additional information are hereby removed.

Effective immediately, Randy Rennicke, CFA is added as a portfolio manager to the Fund. In the section entitled “Fund Summaries - VT Index Asset Allocation Fund” the Funds Management table is amended to include the following.

Allspring Funds Management, LLC	Allspring Global Investments, LLC	Randy Rennicke, CFA, Portfolio Manager / 2025

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to add the following:

Randy Rennicke, CFA VT Index Asset Allocation Fund

Mr. Rennicke joined Allspring Investments or one of its predecessor firms in 2011, where he currently serves as a Portfolio Manager for the Multi-Asset Solutions team. Prior to joining Allspring Investments, Mr. Rennicke worked as a client service consultant at Wells Fargo Funds Distributor.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Portfolio Manager Fund Holdings table is amended to include the following:

Randy Rennicke, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Rennicke became a portfolio manager of the Fund on August 21, 2025. The information presented in this table is as of December 31, 2024, at which time Mr. Rennicke was not a manager of the Fund.

August 21, 2025	SUP0360 08-25